Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plumb Balanced Fund Series | Plumb Balanced Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	15.17%	25.13%	(22.21%)	4.06%	21.66%	23.20%	(1.74%)	23.22%	5.06%	(0.59%)
Plumb Equity Fund Series | Plumb Equity Fund Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	[2]	17.76%	42.77%	(32.85%)	3.52%	32.34%	32.95%	(2.16%)	39.70%	3.88%	1.20%

[1]	The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[2]	The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.